CONSOLIDATED BALANCE SHEETS 10K - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 110,900	$ 27,415
Short-term investments	13,535	77,034
Accounts receivable	257	1,008
Prepaid expenses and other current assets	1,365	1,521
Total current assets	126,057	106,978
Property and equipment, net	4,277	680
Restricted cash - long-term	1,161	1,911
Other long-term assets	871	123
Total assets	132,366	109,692
Current liabilities:
Accounts payable	4,506	2,696
Accrued expenses and other current liabilities	9,568	6,328
Deferred revenues	267	3,633
Current maturities of long-term debt	26,345	4,444
Total current liabilities	40,686	17,101
Long-term debt—less current maturities	0	10,719
Embedded debt derivative	675	0
Warrant liabilities	2,650	52
Deferred revenues	0	2,510
Other long-term liabilities	1,239	526
Total liabilities	45,250	30,908
Commitments and contingencies
Convertible preferred stock	269,422	144,827
Stockholders’ deficit:
Common stock	1	1
Additional paid-in capital	534	3,771
Accumulated deficit	(182,841)	(69,844)
Accumulated other comprehensive income	0	29
Total stockholders’ deficit	(182,306)	(66,043)
Total liabilities, convertible preferred stock and stockholders’ deficit	$ 132,366	$ 109,692